Interim Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	450,000,000	450,000,000
Common stock, shares issued	11,215,546	11,216,546
Common stock, shares outstanding	10,239,194	10,418,859
Series A Convertible Preferred Shares [Member]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding